Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 660,305	R$ 136,581
Cash and bank deposits	15,896	30,108
Financial instruments at fair value through profit or loss	173,300	106,473
Financial instruments at amortized cost	471,109	0
Financial instruments at fair value through profit or loss	1,168,355	1,243,764
Accounts receivable	101,523	57,675
Sub-leases receivable	4,071	1,500
Taxes recoverable	2,219	1,555
Other assets	19,109	16,481
Total current assets	1,955,582	1,457,556
Non-current assets
Financial instruments at fair value through profit or loss	7,146	5,985
Accounts receivable	16,638	17,298
Sub-leases receivable	1,467	1,343
Taxes recoverable	325	3,141
Deferred taxes	13,487	9,241
Other assets	19,427	1,065
Total noncurrent asset other than capital assets	58,490	38,073
Property and equipment	12,591	11,951
Right of use – Leases	58,308	70,136
Intangible assets	214,748	189,238
Total non-current assets	344,137	309,398
Total assets	2,299,719	1,766,954
Current liabilities
Trade payables	1,869	1,247
Leases	24,381	24,147
Accounts payable	6,020	7,328
Labor and social security obligations	101,506	87,732
Loans and obligations	76,722	13,168
Taxes and contributions payable	24,853	22,291
Total current liabilities	235,351	155,913
Non-current liabilities
Leases	48,431	62,064
Labor and social security obligations	5,357	2,968
Loans and obligations	540,369	162,122
Deferred taxes	3,883	8,340
Retirement plans liabilities	85,554	0
Total non-current liabilities	683,594	235,494
Total liabilities	918,946	391,407
Equity
Share capital	15	15
Additional paid-in capital	1,408,438	1,382,038
Treasury shares	(172,863)	(114,978)
Retained earnings	111,444	81,310
Other reserves	31,876	24,149
Equity attributable to owners of parent	1,378,910	1,372,534
Non-controlling interests in the equity of subsidiaries	1,864	3,013
Total equity	1,380,774	1,375,547
Total liabilities and equity	R$ 2,299,719	R$ 1,766,954